Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income	$ 89,105	$ 98,781	$ 82,200
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	64,663	60,690	48,205
Amortization	705	1,251	1,389
Gain on disposal of fixed assets	(1,209)	(882)	(988)
Allowance for doubtful accounts and credit losses	15,620	9,119	378
Provision for inventories	6,060	2,547	0
Share-based compensation expense	15,901	14,204	23,723
Research and development expenses undertaken by Sohu	0	670	707
Impairment of long-term investment	10,965	2,605	230
Gains from re-measurement of long-term equity investments	0	(18,013)	0
Unrealized gain from changes in fair values of short-term investments	(1,142)	(9,934)	(739)
Deferred tax benefit	(2,732)	691	(4,117)
Changes in assets and liabilities:
Accounts receivable	26,948	(37,301)	(26,955)
Interest on financing receivables	1,778	(5,828)	0
Prepaid and other current assets	4,742	(31,390)	(8,679)
Due from related parties	(2,076)	(5,634)	26,807
Other assets	(13,908)	(2,613)	(816)
Accounts payable	7,567	40,777	22,284
Accrued and other short-term liabilities	(6,490)	(4,703)	29,079
Receipts in advance	3,526	2,920	2,936
Accrued salary and benefits	(7,796)	3,217	5,561
Taxes payable	16,962	6,284	42,808
Due to related parties	(15,698)	17,500	(61,637)
Long-term liabilities	6,019	0	0
Net cash provided by operating activities	219,510	144,958	182,376
Cash flows from investing activities
Cash received from disposal of fixed assets	1,618	915	1,739
Purchase of fixed assets	(30,149)	(75,771)	(64,025)
Purchase of intangible assets	(896)	(1,294)	(130)
Purchase of long-term investments	(11,487)	(19,886)	(7,008)
Investment in financing receivables	(257,388)	(98,774)	0
Collection of financing receivables	226,086	59,967	0
Purchase of short-term investments	(2,024,533)	(1,678,042)	(345,508)
Proceeds from short-term investments	1,879,198	1,162,088	7,530
Net cash used in investing activities	(217,551)	(650,797)	(407,402)
Cash flows from financing activities
Proceeds from exercise of options under Sogou 2010 Share Incentive Plan	1	1	1
Proceeds received by the Consolidated Trust from a third-party investor	8,601	0	0
Net cash provided/(used in) by financing activities	(33,414)	1	618,942
Effect of exchange rate changes on cash and cash equivalents	(5,886)	(3,194)	14,213
Net increase/(decrease) in cash, cash equivalents, and restricted cash	(37,341)	(509,032)	408,129
Cash, cash equivalents, and restricted cash at beginning of the year	185,175	694,207	286,078
Cash, cash equivalents, and restricted cash at end of the year	147,834	185,175	694,207
Supplemental cash flow disclosure:
Income tax paid	3,335	14,410	6,171
Supplemental schedule of non-cash investing activity:
Fixed assets in accrued liabilities and accounts payable	233	1,409	658
Supplemental schedule of non-cash financing activity:
Contribution from Sohu resulting from waived research and development expense paid by Sohu on behalf of the Sogou Group	0	670	707
Redesignation of Pre-IPO Series A Preferred Shares into Class A Ordinary Shares [Member]
Supplemental schedule of non-cash financing activity:
Redesignation of Pre-IPO Preferred Shares into Ordinary Shares	0	0	20,000
Redesignation of Pre-IPO Series B Preferred Shares into Class B Ordinary Shares [Member]
Supplemental schedule of non-cash financing activity:
Redesignation of Pre-IPO Preferred Shares into Ordinary Shares	0	0	224,404
Class A Ordinary Shares [Member]
Cash flows from financing activities
Repurchase of Pre-IPO Class A Ordinary Shares/ Class A Ordinary Shares,represented by ADSs	(42,016)	0	0
Proceeds from issuance of Class A Ordinary Shares in IPO, net of issuance costs of US$36,239	0	0	622,131
Pre-IPO [Member] | Class A Ordinary Shares [Member]
Cash flows from financing activities
Repurchase of Pre-IPO Class A Ordinary Shares/ Class A Ordinary Shares,represented by ADSs	$ 0	$ 0	$ (3,190)